CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.72%)
Education (43.87%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$2,097,590
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	567,141
4.000%, 12/01/2034	250,000	254,081
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	359,861
Bourbon County Unified School District No. 234-Fort Scott, Certificate Participation Bonds
4.000%, 09/01/2037	400,000	421,632
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	958,319
3.000%, 09/01/2035	510,000	484,699
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	733,443
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	717,830
4.000%, 09/01/2031	500,000	518,039
5.000%, 09/01/2034	2,000,000	2,176,348
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,024,426
4.000%, 09/01/2036	500,000	510,123
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,546,221
4.000%, 09/01/2033	500,000	502,256
Ellis County Unified School District No. 489 Hays, General Obligation Unlimited Bonds
5.000%, 09/01/2042	535,000	591,303
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,540,754
5.000%, 09/01/2027	800,000	850,027
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,203,690
4.000%, 03/01/2034	1,000,000	1,046,687
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	703,132
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	155,420
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	978,924
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	414,431
4.000%, 09/01/2033	1,000,000	1,018,535
4.000%, 09/01/2035	1,000,000	1,017,699
5.000%, 09/01/2030	1,970,000	2,094,600
Johnson County Unified School District No. 229 Blue Valley, General Obligation Unlimited Bonds
4.000%, 10/01/2040	1,500,000	1,553,925

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	$1,165,000	$1,227,109
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	750,000	689,822
4.000%, 09/01/2031	1,000,000	1,027,283
4.000%, 09/01/2033	175,000	176,251
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
3.000%, 10/01/2039	2,000,000	1,850,833
4.000%, 10/01/2035	425,000	452,772
5.000%, 10/01/2041	500,000	571,327
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	146,465
4.000%, 09/01/2033	100,000	104,076
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	566,874
2.000%, 06/01/2032	1,000,000	884,169
2.000%, 05/01/2033	800,000	694,943
3.000%, 05/01/2030	450,000	450,245
3.500%, 05/01/2033	500,000	500,059
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,038,985
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	699,730
4.000%, 09/01/2036	465,000	477,922
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
4.000%, 09/01/2030	325,000	338,569
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	486,268
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	835,729
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,295,756
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	845,143
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	503,410
5.000%, 09/01/2033	750,000	759,983
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	547,620
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	375,577
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	776,231
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	362,990
4.000%, 11/01/2034	425,000	440,475
4.000%, 11/01/2035	635,000	657,407
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,048,358
4.000%, 09/01/2032	500,000	523,684
5.000%, 09/01/2029	2,390,000	2,476,351

	Principal Amount	Value (Note 2)
Education (continued)
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	$250,000	$258,079
5.000%, 09/01/2030	350,000	360,415
5.000%, 09/01/2031	500,000	514,109
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	330,199
5.000%, 07/01/2035	500,000	511,412
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,292,588
4.000%, 09/01/2039	400,000	422,070
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,075,666
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	532,289
Total Education		55,170,379

General Obligation (33.44%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	339,590
4.000%, 12/01/2031	445,000	462,031
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	720,689
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	835,741
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	273,254
2.000%, 11/01/2039	355,000	270,108
2.000%, 11/01/2040	365,000	271,260
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	956,493
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	445,000	456,566
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	328,220
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,561,114
City of Manhattan, General Obligation Unlimited Bonds
3.500%, 06/15/2027	960,000	962,528
4.000%, 11/01/2031	400,000	422,075
5.000%, 11/01/2025	570,000	592,946
5.000%, 11/01/2029	800,000	914,674
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	959,377
4.000%, 10/01/2028	1,315,000	1,362,567
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	475,000	504,162
4.000%, 09/01/2038	475,000	499,508
4.000%, 09/01/2039	350,000	365,988
City of Paola, General Obligation Unlimited Bonds
5.000%, 09/01/2030	535,000	608,797
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,009

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	$620,000	$596,144
3.000%, 10/01/2036	680,000	635,863
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	430,891
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	850,814
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	341,374
3.000%, 10/01/2030	720,000	723,277
4.000%, 06/01/2030	820,000	854,126
5.000%, 06/01/2031	700,000	807,734
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,086,861
County of Anderson, General Obligation Unlimited Bonds
3.000%, 08/01/2033	750,000	731,210
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	755,552
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	428,662
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,147,787
4.000%, 09/01/2035	1,525,000	1,565,445
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	530,012
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	825,537
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	792,231
4.000%, 09/01/2029	650,000	670,539
4.000%, 09/01/2030	500,000	515,119
4.000%, 09/01/2031	1,500,000	1,545,459
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	832,252
2.000%, 11/01/2034	975,000	841,845
4.000%, 11/01/2030	800,000	833,308
4.000%, 11/01/2031	1,100,000	1,141,425
5.000%, 05/01/2042	1,500,000	1,715,632
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	175,575
2.000%, 09/01/2034	225,000	194,758
2.000%, 09/01/2035	220,000	186,714
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	880,322
4.000%, 08/01/2029	685,000	713,376
4.000%, 08/01/2030	2,105,000	2,206,280
4.000%, 08/01/2031	930,000	930,729
4.000%, 08/01/2032	1,000,000	1,052,072
5.000%, 08/01/2025	815,000	841,527
Total General Obligation		42,053,149

	Principal Amount	Value (Note 2)
Health Care (1.11%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	$1,335,000	$1,397,250

Public Services (1.35%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,169,962
3.000%, 09/01/2029	535,000	536,541
Total Public Services		1,706,503

Transportation (10.77%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,141,683
5.000%, 09/01/2031	630,000	719,716
5.000%, 09/01/2032	500,000	571,258
5.000%, 09/01/2036	1,000,000	1,127,305
5.000%, 09/01/2037	1,000,000	1,118,853
5.000%, 09/01/2038	1,150,000	1,278,994
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,635,375
5.000%, 09/01/2031	3,020,000	3,263,553
5.000%, 09/01/2032	500,000	538,546
5.000%, 09/01/2034	2,000,000	2,150,136
Total Transportation		13,545,419

Utilities (8.18%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,267,421
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	341,206
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	463,976
2.000%, 07/01/2035	550,000	467,912
3.000%, 07/01/2030	675,000	670,473
3.000%, 07/01/2031	555,000	546,268
3.000%, 07/01/2032	745,000	718,249
3.000%, 07/01/2033	755,000	725,410
4.000%, 07/01/2024	250,000	250,189
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	727,022
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,170,703
3.375%, 10/01/2039	1,000,000	970,297
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	247,114
3.000%, 09/01/2040	250,000	218,749
5.000%, 09/01/2031	1,350,000	1,399,374
5.000%, 09/01/2033	100,000	102,872
Total Utilities		10,287,235

TOTAL MUNICIPAL BONDS
(Cost $129,878,958)		124,159,935

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.27%)
Money Market Fund (0.27%)
First American Treasury Obligations Fund, Class X (5.265%, 7-Day Yield)	337,665	$337,665
Total Money Market Fund		337,665

TOTAL SHORT TERM INVESTMENTS
(Cost $337,665)		337,665

TOTAL INVESTMENTS (98.99%)
(Cost $130,216,623)		$124,497,600

OTHER ASSETS IN EXCESS OF LIABILITIES (1.01%)		1,267,935

NET ASSETS (100.00%)		$125,765,535

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments

December 31, 2023 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret”) became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$124,159,935	$–	$124,159,935
Short Term Investments	337,665	–	–	337,665
Total	$337,665	$124,159,935	$–	$124,497,600

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

As of December 31, 2023, the Fund did not hold any level 3 securities.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.